UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Asset Management, Inc.
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-6185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Principals
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico               New York, NY                     02/14/06
-------------------             --------------                  -----------
    [Signature]                  [City, State]                     [Date]

/s/ Ellen H. Adams               New York, NY                     02/14/06
-------------------             --------------                  -----------
    [Signature]                  [City, State]                     [Date]

--------------------------------------------------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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


                                 TITLE                    VALUE        SHRS/      SH/   PUT/ IVESTMENT  OTHER      VOTING AUTHORITY
              NAME OF ISSUER   OF CLASS       CUSIP    (X$1,000)     PRN AMT     PRN   CALL DISCRETION MANAGERS   SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCE AUTO PARTS INC           COM       00751Y106        7,115       163,718   SH         SOLE                163,718
AETNA INC NEW                    COM       00817Y108        8,116        86,056   SH         SOLE                 86,056
AMERICAN TOWER CORP              CL A      029912201        8,658       319,500   SH         SOLE                319,500
AMERICREDIT CORP                 COM       03060R101        6,382       249,014   SH         SOLE                249,014
AMYLIN PHARMACEUTICALS INC       COM       032346108        2,125        53,225   SH         SOLE                 53,225
APPLE COMPUTER INC               COM       037833100        4,055        56,410   SH         SOLE                 56,410
BANK NEW YORK INC                COM       064057102           22           700   SH         SOLE                    700
BOEING CO                        COM       097023105        2,123        30,220   SH         SOLE                 30,220
BOSTON SCIENTIFIC CORP           COM         101137107      2,004        81,820   SH         SOLE                 81,820
CLEVELAND CLIFFS INC             COM         185896107      4,217        47,615   SH         SOLE                 47,615
CONEXANT SYSTEMS INC             COM         207142100      1,657       733,220   SH         SOLE                733,220
CONSOL ENERGY INC                COM       20854P109        6,974       106,990   SH         SOLE                106,990
CORNING INC                      COM         219350105      9,716       494,199   SH         SOLE                494,199
DOBSON COMMUNICATIONS CORP       CL A        256069105      6,833       911,049   SH         SOLE                911,049
ENDO PHARMACEUTICALS HLDGS INC   COM       29264F205        3,106       102,640   SH         SOLE                102,640
EQUINIX INC                    COM NEW     29444U502       15,212       373,213   SH         SOLE                373,213
FLANDERS CORP                    COM         338494107        128        10,500   SH         SOLE                 10,500
FOSTER WHEELER LTD             SHS NEW     G36535139        2,089        56,800   SH         SOLE                 56,800
GAMESTOP CORP NEW                CL A      36467W109        8,370       263,044   SH         SOLE                263,044
GAYLORD ENTMT CO NEW             COM         367905106      5,409       124,082   SH         SOLE                124,082
GOODRICH CORP                    COM         382388106      4,408       107,240   SH         SOLE                107,240
GOOGLE INC                       CL A      38259P508        9,390        22,634   SH         SOLE                 22,634
GUIDANT CORP                     COM         401698105      5,961        92,060   SH         SOLE                 92,060
HALOZYME THERAPEUTICS INC        COM       40637H109           52        28,300   SH         SOLE                 28,300
JAMES RIVER COAL CO            COM NEW       470355207      5,291       138,507   SH         SOLE                138,507
KMG AMER CORP                    COM         482563103      2,359       256,980   SH         SOLE                256,980
LAIDLAW INTL INC                 COM       50730R102        3,097       133,308   SH         SOLE                133,308
LEAP WIRELESS INTL INC         COM NEW       521863308      2,130        56,235   SH         SOLE                 56,235
MARVELL TECHNOLOGY GROUP LTD     ORD       G5876H105        4,231        75,440   SH         SOLE                 75,440
MCDERMOTT INTL INC               COM         580037109      5,629       126,180   SH         SOLE                126,180
MEMC ELECTR MATLS INC            COM         552715104     15,237       687,259   SH         SOLE                687,259
MICHAELS STORES INC              COM         594087108      5,159       145,847   SH         SOLE                145,847
MOTOROLA INC                     COM         620076109      6,376       282,237   SH         SOLE                282,237
NII HOLDINGS INC               CL B NEW    62913F201       14,413       329,978   SH         SOLE                329,978
PENWEST PHARMACEUTICALS CO       COM         709754105      2,485       127,315   SH         SOLE                127,315
PETROHAWK ENERGY CORP            COM         716495106      4,320       326,758   SH         SOLE                326,758
PINNACLE ENTMT INC               COM         723456109      1,057        42,770   SH         SOLE                 42,770
PSYCHIATRIC SOLUTIONS INC        COM       74439H108        3,624        61,690   SH         SOLE                 61,690
QUALCOMM INC                     COM         747525103      4,164        96,650   SH         SOLE                 96,650
QUANTA CAPITAL HLDGS LTD         SHS       G7313F106        1,506       295,240   SH         SOLE                295,240
QUANTUM CORP                   COM DSSG      747906204      1,071       351,110   SH         SOLE                351,110
SBA COMMUNICATIONS CORP          COM       78388J106        2,526       141,137   SH         SOLE                141,137
SEMITOOL INC                     COM         816909105      2,122       195,050   SH         SOLE                195,050
SENOMYX INC                      COM       81724Q107        1,157        95,427   SH         SOLE                 95,427
STARWOOD HOTELS&RESORTS WRLD  PAIRED CTF   85590A203        5,459        85,489   SH         SOLE                 85,489
STATION CASINOS INC              COM         857689103      5,588        82,420   SH         SOLE                 82,420
TELIK INC                        COM       87959M109        2,425       142,735   SH         SOLE                142,735
TIME WARNER TELECOM INC          CL A        887319101      3,133       318,100   SH         SOLE                318,100
TRANSOCEAN INC                   ORD       G90078109        3,589        51,500   SH         SOLE                 51,500
WALTER INDS INC                  COM       93317Q105        3,838        77,191   SH         SOLE                 77,191
WYNN RESORTS LTD                 COM         983134107      5,256        95,830   SH         SOLE                 95,830
YAHOO INC                        COM         984332106      4,311       110,020   SH         SOLE                110,020
                                            52             Total       245,673

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         52
Form 13F Information Table Value Total:         245,673
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE